Shareholder Report, Average Annual Return (Details)		6 Months Ended	54 Months Ended	114 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Thornburg Global Opportunities Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		29.26%	11.69%	11.51%
Thornburg Global Opportunities Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		33.26%	11.82%	11.16%
Thornburg Global Opportunities Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		35.75%	13.07%	12.37%
Thornburg Global Opportunities Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent		35.13%	12.53%	11.82%
Thornburg Global Opportunities Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent		35.24%	12.62%	11.92%
Thornburg Global Opportunities Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent		35.78%	13.07%	12.37%
Thornburg Global Opportunities Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent		35.96%	13.23%
Thornburg International Equity Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		19.87%	7.69%	9.21%
Thornburg International Equity Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		23.45%	7.81%	8.87%
Thornburg International Equity Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		25.86%	9.02%	10.06%
Thornburg International Equity Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent		25.21%	8.48%	9.51%
Thornburg International Equity Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent		25.48%	8.71%	9.73%
Thornburg International Equity Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent		25.80%	8.99%	10.02%
Thornburg International Equity Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent		26.04%	9.21%	10.24%
Thornburg Better World International Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		9.23%	4.10%	8.73%
Thornburg Better World International Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		12.55%	4.28%	8.52%
Thornburg Better World International Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		14.94%	5.62%	9.92%
Thornburg International Growth Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		2.78%	(2.32%)	4.73%
Thornburg International Growth Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		5.56%	(2.34%)	4.32%
Thornburg International Growth Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		8.04%	(1.05%)	5.59%
Thornburg International Growth Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent		7.50%	(1.54%)	5.07%
Thornburg International Growth Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent		7.62%	(1.46%)	5.16%
Thornburg International Growth Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent		8.00%	(1.06%)	5.59%
Thornburg International Growth Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent		8.12%	(0.95%)	5.70%
Thornburg Developing World Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		24.39%	(0.30%)	6.07%
Thornburg Developing World Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		28.05%	(0.22%)	5.70%
Thornburg Developing World Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		30.73%	1.03%	6.98%
Thornburg Developing World Fund Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent		30.75%	1.02%	6.97%
Thornburg Developing World Fund Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent		30.86%	1.13%	7.08%
Thornburg Small/Mid Cap Core Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		9.99%	2.49%	7.76%
Thornburg Small/Mid Cap Core Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		13.17%	2.49%	7.33%
Thornburg Small/Mid Cap Core Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		15.67%	3.87%	8.67%
Thornburg Small/Mid Cap Core Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent		15.24%	3.49%	8.28%
Thornburg Small/Mid Cap Core Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent		15.38%	3.60%	8.39%
Thornburg Small/Mid Cap Core Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent		15.68%	3.86%	8.67%
Thornburg Small/Mid Cap Growth Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		9.07%	(2.60%)	6.84%
Thornburg Small/Mid Cap Growth Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		12.32%	(2.56%)	6.44%
Thornburg Small/Mid Cap Growth Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		14.80%	(1.25%)	7.78%
Thornburg Small/Mid Cap Growth Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent		14.18%	(1.75%)	7.23%
Thornburg Small/Mid Cap Growth Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent		14.34%	(1.65%)	7.34%
Thornburg Small/Mid Cap Growth Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent		14.79%	(1.25%)	7.78%
Thornburg Small/Mid Cap Growth Fund - ETF Class
Average Annual Return [Line Items]
Average Annual Return, Percent
Thornburg Investment Income Builder Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		31.79%	14.16%	11.25%
Thornburg Investment Income Builder Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		36.03%	14.36%	10.94%
Thornburg Investment Income Builder Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		38.31%	15.48%	12.05%
Thornburg Investment Income Builder Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent		37.49%	14.79%	11.37%
Thornburg Investment Income Builder Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent		37.61%	14.91%	11.48%
Thornburg Investment Income Builder Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent		38.18%	15.37%	11.94%
Thornburg Investment Income Builder Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent		38.43%	15.59%
Thornburg Summit Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		16.00%
Thornburg Summit Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		21.76%	8.62%
Thornburg Ultra Short Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		1.75%	2.82%	2.51%
Thornburg Ultra Short Income Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	3.49%	2.86%
Thornburg Limited Term U.S. Government Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		1.95%	0.43%	0.93%
Thornburg Limited Term U.S. Government Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		3.61%	0.59%	0.77%
Thornburg Limited Term U.S. Government Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent		3.46%	0.61%
Thornburg Limited Term U.S. Government Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		4.62%	1.19%	1.38%
Thornburg Limited Term U.S. Government Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.86%	1.02%
Thornburg Limited Term U.S. Government Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent		4.39%	0.85%	1.02%
Thornburg Limited Term U.S. Government Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent		4.70%	1.17%	1.35%
Thornburg Limited Term Income Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		2.29%	1.55%	2.41%
Thornburg Limited Term Income Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		3.92%	1.78%	2.33%
Thornburg Limited Term Income Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent		3.54%	1.54%
Thornburg Limited Term Income Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		5.01%	2.30%	2.88%
Thornburg Limited Term Income Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent		4.44%	1.80%	2.37%
Thornburg Limited Term Income Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent		4.48%	1.79%	2.37%
Thornburg Limited Term Income Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent		4.92%	2.30%	2.82%
Thornburg Limited Term Income Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent		5.08%	2.37%
Thornburg Core Plus Bond Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.54%)
Thornburg Core Plus Bond Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		2.39%
Thornburg Core Plus Bond Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		4.47%
Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent		4.38%
Thornburg Strategic Income Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		0.01%	1.80%	3.64%
Thornburg Strategic Income Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		2.96%	2.00%	3.37%
Thornburg Strategic Income Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		5.11%	3.14%	4.50%
Thornburg Strategic Income Fund - Class R3
Average Annual Return [Line Items]
Average Annual Return, Percent		4.43%	2.48%	3.89%
Thornburg Strategic Income Fund - Class R4
Average Annual Return [Line Items]
Average Annual Return, Percent		4.34%	2.46%	3.87%
Thornburg Strategic Income Fund - Class R5
Average Annual Return [Line Items]
Average Annual Return, Percent		5.11%	3.14%	4.51%
Thornburg Strategic Income Fund - Class R6
Average Annual Return [Line Items]
Average Annual Return, Percent		5.18%	3.22%
Thornburg Short Duration Municipal Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		0.70%	0.95%	0.97%
Thornburg Short Duration Municipal Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		3.19%	1.63%	1.33%
Thornburg Limited Term Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		1.33%	0.52%	1.14%
Thornburg Limited Term Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		2.83%	0.71%	1.02%
Thornburg Limited Term Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent		2.61%	0.49%
Thornburg Limited Term Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		3.93%	1.23%	1.55%
Thornburg Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		2.29%	0.86%	1.59%
Thornburg Intermediate Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		3.33%	0.87%	1.42%
Thornburg Intermediate Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent		3.29%	0.87%
Thornburg Intermediate Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		4.66%	1.50%	2.04%
Thornburg Strategic Municipal Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		1.62%	0.63%	1.54%
Thornburg Strategic Municipal Income Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		2.52%	0.55%	1.27%
Thornburg Strategic Municipal Income Fund Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		3.89%	1.24%	1.97%
Thornburg California Limited Term Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		1.30%	0.56%	0.90%
Thornburg California Limited Term Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		2.81%	0.74%	0.78%
Thornburg California Limited Term Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%	0.73%
Thornburg California Limited Term Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		3.85%	1.26%	1.31%
Thornburg New Mexico Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		1.35%	0.13%	0.97%
Thornburg New Mexico Intermediate Municipal Fund - Class D
Average Annual Return [Line Items]
Average Annual Return, Percent		3.25%	0.29%	0.92%
Thornburg New Mexico Intermediate Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		3.83%	0.86%	1.49%
Thornburg New York Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		1.96%	0.53%	1.07%
Thornburg New York Intermediate Municipal Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		4.44%	1.27%	1.60%
Thornburg Emerging Markets Managed Account Fund Class SMA
Average Annual Return [Line Items]
Average Annual Return, Percent		15.47%
Thornburg High Income Bond Managed Account Fund Class SMA
Average Annual Return [Line Items]
Average Annual Return, Percent		6.79%
Thornburg Investment Grade Bond Managed Account Fund Class SMA
Average Annual Return [Line Items]
Average Annual Return, Percent		5.47%
Thornburg Municipal Managed Account Fund Class SMA
Average Annual Return [Line Items]
Average Annual Return, Percent		4.52%
Thornburg Capital Management Fund - Class I
Average Annual Return [Line Items]
Average Annual Return, Percent		4.42%	3.69%	2.49%
Without Sales Load [Member] | Thornburg Global Opportunities Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		35.36%	12.73%	12.03%
Without Sales Load [Member] | Thornburg Global Opportunities Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		34.26%	11.82%	11.16%
Without Sales Load [Member] | Thornburg International Equity Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		25.50%	8.69%	9.71%
Without Sales Load [Member] | Thornburg International Equity Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		24.45%	7.81%	8.87%
Without Sales Load [Member] | Thornburg Better World International Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		14.40%	5.07%	9.23%
Without Sales Load [Member] | Thornburg Better World International Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		13.55%	4.28%	8.52%
Without Sales Load [Member] | Thornburg International Growth Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		7.62%	(1.42%)	5.21%
Without Sales Load [Member] | Thornburg International Growth Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		6.56%	(2.34%)	4.32%
Without Sales Load [Member] | Thornburg Developing World Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		30.25%	0.62%	6.56%
Without Sales Load [Member] | Thornburg Developing World Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		29.05%	(0.22%)	5.70%
Without Sales Load [Member] | Thornburg Small/Mid Cap Core Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		15.17%	3.44%	8.26%
Without Sales Load [Member] | Thornburg Small/Mid Cap Core Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		14.17%	2.49%	7.33%
Without Sales Load [Member] | Thornburg Small/Mid Cap Growth Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		14.23%	(1.70%)	7.33%
Without Sales Load [Member] | Thornburg Small/Mid Cap Growth Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		13.32%	(2.56%)	6.44%
Without Sales Load [Member] | Thornburg Investment Income Builder Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		38.00%	15.21%	11.77%
Without Sales Load [Member] | Thornburg Investment Income Builder Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		37.03%	14.36%	10.94%
Without Sales Load [Member] | Thornburg Summit Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		21.49%
Without Sales Load [Member] | Thornburg Ultra Short Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		4.08%	3.29%	2.67%
Without Sales Load [Member] | Thornburg Limited Term U.S. Government Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		4.31%	0.89%	1.08%
Without Sales Load [Member] | Thornburg Limited Term U.S. Government Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		4.11%	0.59%	0.77%
Without Sales Load [Member] | Thornburg Limited Term U.S. Government Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent		4.11%	0.61%
Without Sales Load [Member] | Thornburg Limited Term Income Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		4.65%	2.01%	2.56%
Without Sales Load [Member] | Thornburg Limited Term Income Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		4.42%	1.78%	2.33%
Without Sales Load [Member] | Thornburg Limited Term Income Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent		4.19%	1.54%
Without Sales Load [Member] | Thornburg Core Plus Bond Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		4.13%
Without Sales Load [Member] | Thornburg Core Plus Bond Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		3.38%
Without Sales Load [Member] | Thornburg Strategic Income Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		4.71%	2.74%	4.11%
Without Sales Load [Member] | Thornburg Strategic Income Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		3.96%	2.00%	3.37%
Without Sales Load [Member] | Thornburg Short Duration Municipal Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		2.99%	1.41%	1.12%
Without Sales Load [Member] | Thornburg Limited Term Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		3.66%	0.98%	1.29%
Without Sales Load [Member] | Thornburg Limited Term Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		3.33%	0.71%	1.02%
Without Sales Load [Member] | Thornburg Limited Term Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent		3.26%	0.49%
Without Sales Load [Member] | Thornburg Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		4.40%	1.26%	1.79%
Without Sales Load [Member] | Thornburg Intermediate Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		3.93%	0.87%	1.42%
Without Sales Load [Member] | Thornburg Intermediate Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent		3.94%	0.87%
Without Sales Load [Member] | Thornburg Strategic Municipal Income Fund Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		3.66%	1.03%	1.74%
Without Sales Load [Member] | Thornburg Strategic Municipal Income Fund Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		3.11%	0.55%	1.27%
Without Sales Load [Member] | Thornburg California Limited Term Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		3.59%	1.02%	1.05%
Without Sales Load [Member] | Thornburg California Limited Term Municipal Fund - Class C
Average Annual Return [Line Items]
Average Annual Return, Percent		3.32%	0.74%	0.78%
Without Sales Load [Member] | Thornburg California Limited Term Municipal Fund - Class C2
Average Annual Return [Line Items]
Average Annual Return, Percent		3.28%	0.73%
Without Sales Load [Member] | Thornburg New Mexico Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		3.42%	0.52%	1.17%
Without Sales Load [Member] | Thornburg New York Intermediate Municipal Fund - Class A
Average Annual Return [Line Items]
Average Annual Return, Percent		4.03%	0.93%	1.27%
Russell 2500 Index - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	3.49%
Russell 1000 Index - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	2.93%	17.74%	11.34%	13.97%
Russell 3000 Index - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%	18.09%	10.87%	13.72%
S&P 500 Index - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	2.92%
Russell 1000 Value Index - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	2.12%
Russell 2500 Growth Index - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	4.52%	19.31%	1.75%	10.46%
Russell 1000 Growth Index - Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	3.76%	18.81%	12.76%	16.83%
Index M S C I All Country World Net Total Return U S D Index 3 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.01%	9.49%	11.33%
Index M S C I All Country World Net Total Return U S D Index 15 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.01%	9.49%	11.33%
M S C I All Country World Net Total Return U S D Index 26 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.01%	9.49%	11.33%
M S C I All Country World Net Total Return U S D Index 37 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.01%	9.49%	11.33%
M S C I All Country World Net Total Return U S D Index 48 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.01%	9.49%	11.33%
M S C I All Country World Net Total Return U S D Index 59 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.01%	9.49%	11.33%
M S C I All Country World Net Total Return U S D Index 70 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.01%	9.49%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 82 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%	7.02%	8.38%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 94 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%	7.02%	8.38%
M S C I All Country Worldex U S A Net Total Return U S D Index 105 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%	7.02%	8.38%
M S C I All Country Worldex U S A Net Total Return U S D Index 116 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%	7.02%	8.38%
M S C I All Country Worldex U S A Net Total Return U S D Index 127 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%	7.02%	8.38%
M S C I All Country Worldex U S A Net Total Return U S D Index 138 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%	7.02%	8.38%
M S C I All Country Worldex U S A Net Total Return U S D Index 149 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%	7.02%	8.38%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 161 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%	7.02%	8.38%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 173 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%	7.02%	8.38%
M S C I All Country Worldex U S A Net Total Return U S D Index 184 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%	7.02%	8.38%
Index M S C I All Country Worldex U S A Growth Net Total Return U S D Index 197 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.77%	3.26%	7.56%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 198 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%	7.02%	8.38%
Index M S C I All Country Worldex U S A Growth Net Total Return U S D Index 211 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.77%	3.26%	7.56%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 212 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%	7.02%	8.38%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 224 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.77%	3.26%	7.56%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 225 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%	7.02%	8.38%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 237 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.77%	3.26%	7.56%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 238 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%	7.02%	8.38%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 250 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.77%	3.26%	7.56%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 251 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%	7.02%	8.38%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 263 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.77%	3.26%	7.56%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 264 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%	7.02%	8.38%
M S C I All Country Worldex U S A Growth Net Total Return U S D Index 276 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.77%	3.26%	7.56%
Index M S C I All Country Worldex U S A Net Total Return U S D Index 277 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		24.91%	7.02%	8.38%
Index M S C I Emerging Markets Net Total Return U S D Index 289 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		29.55%	3.69%	7.80%
Index M S C I Emerging Markets Net Total Return U S D Index 301 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		29.55%	3.69%	7.80%
M S C I Emerging Markets Net Total Return U S D Index 312 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		29.55%	3.69%	7.80%
M S C I Emerging Markets Net Total Return U S D Index 323 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		29.55%	3.69%	7.80%
M S C I Emerging Markets Net Total Return U S D Index 334 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		29.55%	3.69%	7.80%
Index Russell 1000 Value Index Total Return 349 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.87%	9.43%	10.58%
Index Russell 2500 Index Total Return 350 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		23.45%	5.48%	10.58%
Index Russell 3000 Index Total Return 351 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.09%	10.87%	13.72%
Index S P 500 Index Total Return 352 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		17.80%	12.06%	14.16%
Index Russell 1000 Value Index Total Return 367 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.87%	9.43%	10.58%
Index Russell 2500 Index Total Return 368 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		23.45%	5.48%	10.58%
Index Russell 3000 Index Total Return 369 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.09%	10.87%	13.72%
Index S P 500 Index Total Return 370 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		17.80%	12.06%	14.16%
Russell 1000 Value Index Total Return 384 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.87%	9.43%	10.58%
Index Russell 2500 Index Total Return 385 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		23.45%	5.48%	10.58%
Index Russell 3000 Index Total Return 386 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.09%	10.87%	13.72%
Index S P 500 Index Total Return 387 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		17.80%	12.06%	14.16%
Russell 1000 Value Index Total Return 401 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.87%	9.43%	10.58%
Index Russell 2500 Index Total Return 402 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		23.45%	5.48%	10.58%
Index Russell 3000 Index Total Return 403 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.09%	10.87%	13.72%
Index S P 500 Index Total Return 404 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		17.80%	12.06%	14.16%
Russell 1000 Value Index Total Return 418 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.87%	9.43%	10.58%
Index Russell 2500 Index Total Return 419 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		23.45%	5.48%	10.58%
Index Russell 3000 Index Total Return 420 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.09%	10.87%	13.72%
Index S P 500 Index Total Return 421 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		17.80%	12.06%	14.16%
Russell 1000 Value Index Total Return 435 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.87%	9.43%	10.58%
Index Russell 2500 Index Total Return 436 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		23.45%	5.48%	10.58%
Index Russell 3000 Index Total Return 437 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.09%	10.87%	13.72%
Index S P 500 Index Total Return 438 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		17.80%	12.06%	14.16%
Index Bloomberg U S Aggregate Total Return Index Value U S D 452 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index M S C I World Net Total Return U S D Index 453 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.90%	10.27%	11.80%
Index Thornburg Investment Income Builder Funds Blended Index 454 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.18%	7.82%	9.37%
Index Bloomberg U S Aggregate Total Return Index Value U S D 474 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index M S C I World Net Total Return U S D Index 475 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.90%	10.27%	11.80%
Index Thornburg Investment Income Builder Funds Blended Index 476 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.18%	7.82%	9.37%
Bloomberg U S Aggregate Total Return Index Value U S D 495 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index M S C I World Net Total Return U S D Index 496 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.90%	10.27%	11.80%
Index Thornburg Investment Income Builder Funds Blended Index 497 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.18%	7.82%	9.37%
Bloomberg U S Aggregate Total Return Index Value U S D 516 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index M S C I World Net Total Return U S D Index 517 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.90%	10.27%	11.80%
Index Thornburg Investment Income Builder Funds Blended Index 518 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.18%	7.82%	9.37%
Bloomberg U S Aggregate Total Return Index Value U S D 537 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index M S C I World Net Total Return U S D Index 538 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.90%	10.27%	11.80%
Index Thornburg Investment Income Builder Funds Blended Index 539 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.18%	7.82%	9.37%
Bloomberg U S Aggregate Total Return Index Value U S D 558 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index M S C I World Net Total Return U S D Index 559 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.90%	10.27%	11.80%
Index Thornburg Investment Income Builder Funds Blended Index 560 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.18%	7.82%	9.37%
Bloomberg U S Aggregate Total Return Index Value U S D 579 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%
Index M S C I World Net Total Return U S D Index 580 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		18.90%	10.27%
Index Thornburg Investment Income Builder Funds Blended Index 581 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		15.18%	7.82%
Index Bloomberg Global Aggregate Total Return Index Value Unhedged U S D 601 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.26%
Index M S C I All Country World Net Total Return U S D Index 602 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.01%
Index Thornburg Summit Funds Blended Index 603 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		13.57%
Bloomberg Global Aggregate Total Return Index Value Unhedged U S D 622 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.26%	(1.46%)
Index M S C I All Country World Net Total Return U S D Index 623 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		20.01%	9.49%
Index Thornburg Summit Funds Blended Index 624 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		13.57%	5.11%
Index Bloomberg U S Aggregate Total Return Index Value U S D 643 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index I C E Bof A U S Treasury Bill Index 644 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.11%	3.37%	2.28%
Bloomberg U S Aggregate Total Return Index Value U S D 666 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index I C E Bof A U S Treasury Bill Index 667 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.11%	3.37%	2.28%
Index Bloomberg U S Aggregate Total Return Index Value U S D 690 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 691 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.98%	1.00%	1.53%
Index Bloomberg U S Aggregate Total Return Index Value U S D 708 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 709 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.98%	1.00%	1.53%
Index Bloomberg U S Aggregate Total Return Index Value U S D 726 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 727 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.98%	1.00%
Bloomberg U S Aggregate Total Return Index Value U S D 743 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 744 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.98%	1.00%	1.53%
Bloomberg U S Aggregate Total Return Index Value U S D 760 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 761 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.98%	1.00%	1.53%
Bloomberg U S Aggregate Total Return Index Value U S D 777 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 778 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.98%	1.00%	1.53%
Bloomberg U S Aggregate Total Return Index Value U S D 794 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index Bloomberg U S Government Intermediate Total Return Index Value Unhedged 795 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.98%	1.00%	1.53%
Index Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 812 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.41%	1.33%	2.04%
Index Bloomberg U S Aggregate Total Return Index Value U S D 813 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 836 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.41%	1.33%	2.04%
Index Bloomberg U S Aggregate Total Return Index Value U S D 837 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 860 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.41%	1.33%
Index Bloomberg U S Aggregate Total Return Index Value U S D 861 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 883 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.41%	1.33%	2.04%
Index Bloomberg U S Aggregate Total Return Index Value U S D 884 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 906 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.41%	1.33%	2.04%
Index Bloomberg U S Aggregate Total Return Index Value U S D 907 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 929 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.41%	1.33%	2.04%
Index Bloomberg U S Aggregate Total Return Index Value U S D 930 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 952 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.41%	1.33%	2.04%
Index Bloomberg U S Aggregate Total Return Index Value U S D 953 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Bloomberg Intermediate U S Government Credit Total Return Index Value Unhedged 975 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.41%	1.33%
Index Bloomberg U S Aggregate Total Return Index Value U S D 976 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%
Index Bloomberg U S Aggregate Total Return Index Value U S D 998 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%
Index Bloomberg U S Aggregate Total Return Index Value U S D 1020 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%
Bloomberg U S Aggregate Total Return Index Value U S D 1041 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%
Bloomberg U S Aggregate Total Return Index Value U S D 1062 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%
Index Bloomberg U S Aggregate Total Return Index Value U S D 1085 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1086 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.64%	0.65%	2.11%
Index Bloomberg U S Aggregate Total Return Index Value U S D 1117 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1118 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.64%	0.65%	2.11%
Bloomberg U S Aggregate Total Return Index Value U S D 1148 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1149 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.64%	0.65%	2.11%
Bloomberg U S Aggregate Total Return Index Value U S D 1179 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1180 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.64%	0.65%	2.11%
Bloomberg U S Aggregate Total Return Index Value U S D 1210 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1211 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.64%	0.65%	2.11%
Bloomberg U S Aggregate Total Return Index Value U S D 1241 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%	1.70%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1242 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.64%	0.65%	2.11%
Bloomberg U S Aggregate Total Return Index Value U S D 1272 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%	0.31%
Index Bloomberg U S Universal Total Return Index Value Unhedged 1273 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.64%	0.65%
Index I C E Bof A 13 Year U S Municipal Securities Index 1304 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.29%	1.66%	1.61%
Index I C E Bof A U S Municipal Securities Index 1305 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%	2.19%
I C E Bof A 13 Year U S Municipal Securities Index 1325 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		3.29%	1.66%	1.61%
Index I C E Bof A U S Municipal Securities Index 1326 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%	2.19%
Index I C E Bof A 110 Year U S Municipal Securities Index 1347 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.12%	1.29%	1.85%
Index I C E Bof A U S Municipal Securities Index 1348 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%	2.19%
Index I C E Bof A 110 Year U S Municipal Securities Index 1369 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.12%	1.29%	1.85%
Index I C E Bof A U S Municipal Securities Index 1370 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%	2.19%
Index I C E Bof A 110 Year U S Municipal Securities Index 1391 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.12%	1.29%
Index I C E Bof A U S Municipal Securities Index 1392 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%
I C E Bof A 110 Year U S Municipal Securities Index 1412 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.12%	1.29%	1.85%
Index I C E Bof A U S Municipal Securities Index 1413 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%	2.19%
Index I C E Bof A 315 Year U S Municipal Securities Index 1434 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.67%	1.12%	2.12%
Index I C E Bof A U S Municipal Securities Index 1435 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%	2.19%
Index I C E Bof A 315 Year U S Municipal Securities Index 1456 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.67%	1.12%	2.12%
Index I C E Bof A U S Municipal Securities Index 1457 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%	2.19%
Index I C E Bof A 315 Year U S Municipal Securities Index 1478 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.67%	1.12%
Index I C E Bof A U S Municipal Securities Index 1479 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%
I C E Bof A 315 Year U S Municipal Securities Index 1499 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.67%	1.12%	2.12%
Index I C E Bof A U S Municipal Securities Index 1500 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%	2.19%
Index I C E Bof A U S Municipal Securities Index 1520 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%	2.19%
Index I C E Bof A U S Municipal Securities Index 1540 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%	2.19%
I C E Bof A U S Municipal Securities Index 1559 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%	2.19%
Index I C E Bof A U S Municipal Securities Index 1579 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%	2.19%
Index I C E Bof A U S Municipal Securities Index 1599 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%	2.19%
Index I C E Bof A U S Municipal Securities Index 1619 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%
I C E Bof A U S Municipal Securities Index 1638 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%	2.19%
Index I C E Bof A U S Municipal Securities Index 1658 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%	2.19%
I C E Bof A U S Municipal Securities Index 1677 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%	2.19%
I C E Bof A U S Municipal Securities Index 1696 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%	2.19%
Index I C E Bof A U S Municipal Securities Index 1716 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%	2.19%
I C E Bof A U S Municipal Securities Index 1735 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%	0.87%	2.19%
M S C I Emerging Markets Net Total Return U S D Index 1754 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		29.55%
Bloomberg U S Aggregate Total Return Index Value U S D 1765 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%
Bloomberg U S Aggregate Total Return Index Value U S D 1792 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.35%
I C E Bof A U S Municipal Securities Index 1813 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.29%
I C E Bof A U S 1 Month Treasury Bill Index 1834 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		4.08%	3.35%	2.20%